Cover	Jun. 26, 2023
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 26, 2023
Entity File Number	333-213698
Entity Registrant Name	CLANCY CORP.
Entity Central Index Key	0001681769
Entity Tax Identification Number	30-0944559
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Room 805
Entity Address, Address Line Two	West Building 4
Entity Address, Address Line Three	Xintiandi Business Center
Entity Address, City or Town	Gongshu District, Hangzhou City
Entity Address, Country	CN
Entity Address, Postal Zip Code	310000
Country Region	+86
Country Region	189
Country Region	1098-4577
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	2nd Floor, BYD
Entity Address, Address Line Two	No. 56, Dongsihuan South Road
Entity Address, Address Line Three	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Country	CN